Advances to suppliers - Valuation Allowances (Details) - Allowance for advances to supplier - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of allowances
Balance at beginning of the year	¥ 125,799	¥ 129,307	¥ 72,327
Allowance made during the year		1,045	63,331
Recoveries			6,351
Written off	(105,082)	(4,553)
Balance at end of the year	¥ 20,717	¥ 125,799	¥ 129,307